Note 5 - Prepaids and Other (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Prepaids and Other Assets [Table Text Block]

	June 30,	December 31,
	2020	2019
Prepaids and other
Prepaids	$4,283	$2,109
Deposits	539	539
Total	$4,822	$2,648

Other assets, non-current
Equipment not in use	$19,683	$19,683
Prepaid supplies inventory	885	—
Royalty - advance payment	240	120
Deferred future financing costs	—	5,083
Total	$20,808	$24,886